Debt	12 Months Ended
Dec. 31, 2020
Debt
Debt

17.Debt

As of December 31,2020 and December 31, 2019, Group’s debt consisted of the following:

				As of	As of
	Credit limit			December 31,	December 31,
	(RUB)	Interest rate	Maturity	2019	2020
Current interest-bearing debt
Bank’ revolving credit facility	460	Up to 10%*	December 31, 2021	—	—
Non-current interest-bearing debt
Bank’ revolving credit facility	1,000	8.5%**	October 7, 2021**	765	604
Bank’ revolving credit facility	1,000	8.5%**	December 22, 2021**	780	945
Bonds issued	5,000	8.4%	October 10, 2023	—	5,014
Total debt				1,545	6,563
Including short-term portion				—	1,640

*  the agreement stipulated the right of a lender to increase the interest rate in case the covenants are violated.

** the agreement stipulated the right of a lender to increase the interest rate and demand of early repayment in case the covenants are violated. The Covenants are violated as of December 31, 2020.

In October 2020 the Group issued unsecured bonds at the principal amount of RUB 5 billion with a fixed nominal interest rate of 8.4% (Issue costs amounted to 83, so that the effective interest rate comprised 9.3%). The Bonds are due in 2023.

The Group is subject to different covenants regarding these bonds issued. As of December 31, 2020, the Group was in compliance with all covenants stipulated by the public irrevocable offers.

Interest expense regarding Group's debt for the year ended December 31, 2020 amounted for 218 (2019 - 17). Bank’ revolving credit facilities in the amount of 2,000 are secured (see Note 27).